Schedule of Property and Equipment Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property and Equipment, net	$ 1,132,422	$ 1,223,100
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property	102,006	102,006
Less: accumulated depreciation	(95,573)	(88,318)
Property and Equipment, net	6,433	13,688
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property	76,923	90,129
Less: accumulated depreciation	(36,538)	(15,112)
Property and Equipment, net	40,385	75,017
Property [Member]
Property, Plant and Equipment [Line Items]
Property	1,138,461	1,138,461
Less: accumulated depreciation	(52,857)	(4,066)
Property and Equipment, net	$ 1,085,604	$ 1,134,395